LMFA Note Payable - Additional Information (Details) - USD ($)	Sep. 30, 2022	Sep. 09, 2022	Dec. 31, 2021	Jun. 30, 2020
Notes Payable [Line Items]
Debt instrument, face amount	$ 63,000			$ 63,000
Debt instrument, interest rate	3.75%			3.75%
Notes payable current	$ 350,000		$ 0
LMFA Note Payable [Member]
Notes Payable [Line Items]
Debt instrument, face amount		$ 700,000
Debt instrument, interest rate		15.00%
Notes payable current	$ 350,000